Cover Page Cover Page	Oct. 12, 2022
Cover [Abstract]
Document Type	8-K
Entity Registrant Name	SANGAMO THERAPEUTICS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-30171
Entity Tax Identification Number	68-0359556
Entity Address, Address Line One	7000 Marina Blvd.
Entity Address, City or Town	Brisbane
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94005
City Area Code	510
Local Phone Number	970-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	SGMO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001001233
Document Period End Date	Oct. 12, 2022